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                                                                    [LOGO]
                                                                    THE HARTFORD



August 9, 2004



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:   Hartford Life Insurance Company
      Separate Account Two (Registrant)
      The Director (Series VII & Series VIIR)
      File No. 333-69485

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 30 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on August 3, 2004. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-5910.

Sincerely yours,

/s/ Sharon Loghmani

Sharon Loghmani
Senior Legal Specialist